Vanguard Short-Term Tax-Exempt Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	34 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 0-7 Year National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	3.40%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.90%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Mar. 07, 2023
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	3.35%
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	3.35%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	3.22%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.39%